Summary of Significant Accounting Policies - Schedule Ownership Interests (Details) - S1 Holdco, LLC shares in Thousands	Dec. 31, 2023 shares
Entity A | Class A units of S1 Holdco
Noncontrolling Interest [Line Items]
Shares/Units (in shares)	65,855
Ownership percentage	75.00%
Entity B | Class B units of S1 Holdco
Noncontrolling Interest [Line Items]
Shares/Units (in shares)	21,513
Ownership percentage	25.00%